August 8, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Trustees’ Equity Fund (the “Trust”); File No. 2-65955-99

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 2, 2012, filed pursuant to Rule 497(e), for Vanguard
International Value Fund, a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.

Bo J. Howell, Esq.

U.S. Securities and Exchange Commission